Dividends - Narrative (Details) - $ / shares	Mar. 17, 2025	Nov. 12, 2024
Dividends [Line Items]
Dividends proposed or recommended (in USD per share)		$ 0.29
Subsequent Events
Dividends [Line Items]
Dividends proposed or recommended (in USD per share)	$ 0.29